Warrants - RDO Warrants & 2022 PIPE Warrants (Details)	12 Months Ended
	Dec. 31, 2023 D € / shares $ / shares shares	Dec. 31, 2023 $ / shares shares	Aug. 31, 2023 € / shares	Aug. 01, 2023 € / shares	May 31, 2023 € / shares	Dec. 31, 2022 € / shares shares	Dec. 31, 2022 $ / shares shares
Ifrs Class of Warrant or Right [Line Items]
Nominal value | € / shares	€ 0.01					€ 0.12
Class A shares
Ifrs Class of Warrant or Right [Line Items]
Nominal value | € / shares	€ 0.01		€ 0.12	€ 0.01	€ 0.12	€ 0.12
RDO and 2022 PIPE Warrants
Ifrs Class of Warrant or Right [Line Items]
Exercisable period	4 years
Exercise price of warrant		$ 1.30
Minimum trading days required for prior written notice to registered holders of warrants | D	20
Exercise price		1.00					$ 1.30
RDO and 2022 PIPE Warrants | Class A shares
Ifrs Class of Warrant or Right [Line Items]
Maximum share price subject to exceptions		1.30
Redemption price per share		$ 0.01
Minimum market price required for at least 20 trading days during 30 consecutive trading day period	€ 2.60
PIPE Warrants
Ifrs Class of Warrant or Right [Line Items]
Warrants outstanding | shares	34,512,464	34,512,464				34,512,464	34,512,464
Warrant Issued | shares						34,512,464	34,512,464
PIPE Warrants | Class A shares
Ifrs Class of Warrant or Right [Line Items]
Share price		$ 1.30
Nominal value | € / shares	€ 0.01					€ 0.12
RDO Warrants
Ifrs Class of Warrant or Right [Line Items]
Warrants outstanding | shares	11,249,997	11,249,997				11,249,997	11,249,997
Warrant Issued | shares						11,249,997	11,249,997
RDO Warrants | Class A shares
Ifrs Class of Warrant or Right [Line Items]
Number of warrant to purchase shares | shares	0.5	0.5
Share price | € / shares	€ 1.30
Nominal value		$ 0.12